Net income (loss) per share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
19.	Net income (loss) per share

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	As of June 30,
	2010	2011	2012
Weighted average ordinary shares outstanding used in computing basic income per share	38,327,047	36,856,451	36,519,353
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	874,342	235,021	68,724

Shares used in calculating diluted income per share	39,201,389	37,091,472	36,588,077

	Year ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net income (loss) per share:

From continuing and discontinued operations
Basic	0.15	(11.16)	(1.47)	(0.23)
Diluted	0.15	(11.16)	(1.47)	(0.23)

From continuing operations
Basic	(0.28)	(0.78)	(1.47)	(0.23)
Diluted	(0.28)	(0.78)	(1.47)	(0.23)

From discontinued operations
Basic	0.43	(10.38)	-	-
Diluted	0.42	(10.38)	-	-

The Company had securities which could potentially dilute basic income per share in the future, but which were excluded from the computation of diluted net income per share in the periods presented, as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	As of June 30,
	2010	2011	2012

Share options	889,597	1,502,621	936,216